Components of Accumulated Other Comprehensive Income (Loss) (Narrative) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Accumulated Other Comprehensive Income (Loss)
Tax expense or benefit related to foreign currency translation adjustment	13,422	31,907	34,755
Tax expense or benefit related to unrealized holding gains (losses)	69,580	28,737	148,183
Less: tax expense or benefit related to reclassification adjustments for gains or losses included in net income	41,411	49,170	15,880